Stock Based Compensation (Detail Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Jun. 09, 2015	Sep. 30, 2010
Stock-Based Compensation [Textual]
Stock-based compensation	$ 355,748	$ 73,782	$ 392,990	$ 476,315	$ 272,806	$ 642,762
Common stock reserved for issuance under compensation plan								50,000,000
Unamortized stock option compensation expense	$ 3,100,000		$ 3,100,000		$ 79,000	$ 985,000
Unamortized stock option compensation expenses expected to be recognized period			4 years 10 months 24 days		1 year 9 months 18 days	3 years 10 months 24 days
Stock options granted	440,000		440,000
Maximum [Member]
Stock-Based Compensation [Textual]
Increase in common stock, shares issued							3,000,000
Minimum [Member]
Stock-Based Compensation [Textual]
Increase in common stock, shares issued							1,000,000
Restricted Stock [Member]
Stock-Based Compensation [Textual]
Granted					10,000	20,000